Selling, General and Administrative expenses - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, General and Administrative expenses
Selling, general and administrative expenses	€ 21,687,000	€ 18,855,000	€ 14,712,000
Selling, General and Administrative expense
Selling, General and Administrative expenses
Increase in selling, general and administrative expenses		€ 2,800,000	€ 4,100,000
Percentage of increase in selling, general and administrative expenses		15.00%	28.20%
Selling, general and administrative expenses	21,700,000	€ 18,900,000	€ 14,700,000
Start of new ERP implementation	€ 500,000
Transaction costs		€ 494,000
Variable compensations included in consulting and contractors' fees			€ 1,900,000